Lease (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of right of use assets
1)    Details of the
right-of-use
assets as of December 31, 2021 and 2020 are as
follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Land, buildings and structures	￦	1,392,925	1,269,753
Others		166,408	202,282

	￦	1,559,333	1,472,035

Summary of amounts recognized in the condensed consolidated interim statements of income of leases
2)    Details of amounts recognized in the consolidated statements of income for the years ended December 31,
 2021,
2020 and 2019 as a lessee are as
follows:

(In millions of won)	2021		2020	2019
Depreciation of right-of-use assets(*)
Land, buildings and structures	￦	338,304	347,166	359,755
Others		95,666	89,065	89,062

	￦	433,970	436,231	448,817

Interest expense on lease liabilities(*)	￦	23,998	22,976	25,981
Expenses related to short-term leases(*)		25,435	20,193	19,098
Expenses related to leases of low-value assets except for short-term leases(*)		3,772	3,297	2,550

(*)	Includes amounts related to discontinued operations.

Summary of maturity analysis of finance lease receivables
The following table sets out a maturity analysis for lease receivables, presenting the undiscounted lease payments to be received subsequent to December 31, 2021.

(In millions of won)
	Amount
Less than 1 year	￦	22,497
1 ~ 2 years		11,124
2 ~ 3 years		10,425
3 ~ 4 years		3,619
4 ~ 5 years		58
More than 5 years		6

Undiscounted lease payments	￦	47,729

Unrealized finance income		867

Net investment in the lease		46,862

Summary of maturity analysis of operating lease receivables
The following table sets out a maturity analysis of lease payments, presenting the undiscounted fixed payments to be received subsequent to December 31, 2021.

(In millions of won)
	Amount
Less than 1 year	￦	170,575
1 ~ 2 years		113,524
2 ~ 3 years		51,433
3 ~ 4 years		1,409
4 ~ 5 years		808
More than 5 years		1,935

	￦	339,684